THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
Figs, Cl A*	30,700	$174,683
Genius Sports*	34,600	305,518
Green Brick Partners*	5,450	329,562
Johnson Outdoors, Cl A	6,816	220,838
Lincoln Educational Services*	22,006	359,138
Lindblad Expeditions Holdings*	23,874	303,677
Petco Health & Wellness, Cl A*	53,500	182,970
Portillo's, Cl A*	18,745	260,743
Standard Motor Products	9,029	280,080
		2,417,209
CONSUMER STAPLES — 5.6%
elf Beauty*	1,680	167,849
Hain Celestial Group*	39,200	198,352
Mama's Creations*	31,245	240,586
Vital Farms*	9,884	433,661
		1,040,448
ENERGY — 3.3%
Clean Energy Fuels*	53,457	176,943
Core Laboratories	10,200	173,094
Newpark Resources*	38,600	267,112
		617,149
FINANCIALS — 3.3%
Federal Agricultural Mortgage, Cl C	2,069	409,207
Live Oak Bancshares	5,865	208,149
		617,356
HEALTH CARE — 27.2%
ADMA Biologics*	20,293	327,732
ANI Pharmaceuticals*	5,318	311,847
Avanos Medical*	5,600	96,432
Axogen*	17,216	313,503
iRadimed	6,266	371,010
LeMaitre Vascular	5,374	520,902
MaxCyte*	24,700	111,397
Mesa Laboratories	2,556	351,936

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
HEALTH CARE — continued
Mirum Pharmaceuticals*	7,742	$378,429
Omnicell*	6,500	292,435
Pennant Group*	13,740	363,698
Simulations Plus	8,346	286,435
Tactile Systems Technology*	13,556	237,365
U.S. Physical Therapy	3,150	279,436
UFP Technologies*	1,762	483,951
Viemed Healthcare*	23,400	191,646
Zynex*	22,250	174,440
		5,092,594
INDUSTRIALS — 25.1%
Alamo Group	1,691	313,782
American Superconductor*	7,595	199,521
Blue Bird*	2,600	92,612
CBIZ*	3,781	324,447
Construction Partners, Cl A*	4,519	363,328
CRA International	1,726	316,859
Douglas Dynamics	7,999	206,774
Ducommun*	5,521	377,526
Energy Recovery*	21,754	311,952
Healthcare Services Group*	29,100	322,719
Huron Consulting Group*	2,651	336,094
Liquidity Services*	10,014	346,985
Montrose Environmental Group*	6,099	126,981
Proto Labs*	7,100	296,283
Quest Resource Holding*	7,545	44,139
Sterling Infrastructure*	1,398	199,103
Thermon Group Holdings*	9,881	273,506
Transcat*	3,071	236,528
		4,689,139
INFORMATION TECHNOLOGY — 20.5%
A10 Networks	18,998	372,551
Aehr Test Systems*	22,200	251,526
Applied Optoelectronics*	8,200	228,944
Axcelis Technologies*	1,280	87,040
BigCommerce Holdings*	33,300	202,797

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Clearfield*	4,185	$152,711
Docebo*	6,300	264,285
Grid Dynamics Holdings*	17,000	384,030
Harmonic*	24,041	271,182
Napco Security Technologies	8,822	323,767
nLight*	23,809	265,947
Olo, Cl A*	47,014	346,963
Powerfleet NJ*	37,100	219,261
PROS Holdings*	12,921	305,194
Vishay Precision Group*	6,947	161,865
		3,838,063
TOTAL COMMON STOCK
(Cost $14,297,385)		18,311,958

SHORT-TERM INVESTMENT(A) — 2.3%

First American Government Obligations Fund, Cl X , 4.320%
(Cost $421,826)	421,826	421,826
TOTAL INVESTMENTS— 100.2%
(Cost $14,719,211)		$18,733,784

Percentages are based on Net Assets of $18,695,622.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of January 31, 2025.

Cl	Class

RHJ-QH-004-2900

3